UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31 , 2000


                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                   Thomas W. Smith
                            ----------------------------------------------------
    Address:                323 Railroad Avenue   Greenwich       CT       06830
                            ----------------------------------------------------
                            (Street)              (City)          (State)  (Zip)

    Form 13F File Number:   28-1909

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:            Thomas W. Smith
         Title:           Investment Manager
         Phone:           203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 14, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:                       1
                                                         ----------

         Form 13F Information Table Entry Total:                 40
                                                         ----------

         Form 13F Information Table Value Total:         $1,390,943 (thousands)
                                                         ----------

List of Other Included Managers:

No.              Form 13F File No.:                          Name:
---              -----------------                           ----
01               28-3444                                     Thomas N. Tryforos
--------------------------------------------------------------------------------

                                    FORM 13F

                                INFORMATION TABLE


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                           TITLE OF                  VALUE       SHARES/ SH/   PUT/   INVSTMT     OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS       CUSIP       (x$1000)     PRN AMT PRN   CALL   DSCRETN    MANAGERS   SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN POWER
  CONV. CORP                 COM      290661075         280        22665 SH           SOLE                  22665
AMERICAN POWER
  CONV. CORP                 COM      290661075       11160       901800 SH           OTHER         01     901800
COPART, INC.                 COM      2172041061       7394       343906 SH           SOLE                 343906
COPART, INC.                 COM      2172041061      37330      1736300 SH           OTHER         01    1736300
CREDIT ACCEPTANCE CORP       COM      225310101        1932       321998 SH           SOLE                 321998
CREDIT ACCEPTANCE CORP       COM      225310101       24459      4076500 SH           OTHER         01    4076500
CATALINA MARKETING           COM      148867104        4747       121920 SH           SOLE                 121920
CATALINA MARKETING           COM      148867104       98521      2530200 SH           OTHER         01    2530200
CONCORD EFS                  COM      206189102       57076      1299010 SH           OTHER         01    1299010
CONSECO, INC.                COM      208464107        3474       263423 SH           SOLE                 263423
CONSECO, INC.                COM      208464107       32345      2452571 SH           OTHER         01    2452571
CONSECO, INC.                COM      208464907          17         2500 SH    CALL   OTHER         01       2500
FASTENAL CO.                 COM      3119001044        519         9463 SH           SOLE                   9463
FASTENAL CO.                 COM      3119001044      54803       998695 SH           OTHER         01     998695
INDYMAC MORTGAGE HOLDINGS    COM      4566071001        590        20000 SH           SOLE                  20000
IRON MOUNTAIN, INC.          COM      46284P104       12945       348691 SH           SOLE                 348691
IRON MOUNTAIN, INC.          COM      46284P104      114406      3081640 SH           OTHER         01    3081640
KEANE INC.                   COM      4866651023         16         1620 SH           SOLE                   1620
KEANE INC.                   COM      4866651023      18740      1922000 SH           OTHER         01    1922000
MACDERMID, INC.              COM      554273102         437        23000 SH           SOLE                  23000
MACDERMID, INC.              COM      554273102       29908      1574108 SH           OTHER         01    1574108
MEMBERWORKS INC.             COM      5860021070       1932        90936 SH           SOLE                  90936
MEMBERWORKS INC.             COM      5860021070      23207      1092100 SH           OTHER         01    1092100
ORTHODONTIC CTRS. OF AMER.   COM      68750P103        9802       313650 SH           SOLE                 313650
ORTHODONTIC CTRS. OF AMER.   COM      68750P103       63688      2038000 SH           OTHER         01    2038000
PAXAR CORP.                  COM      704227107        2823       277102 SH           SOLE                 277102
PAXAR CORP.                  COM      704227107       36040      3537464 SH           OTHER         01    3537464
PRE-PAID LEGAL
  SERVICES. INC.             COM      7400651007       8184       320944 SH           SOLE                 320944
PRE-PAID LEGAL
  SERVICES. INC.             COM      7400651007      62858      2465000 SH           OTHER         01    2465000
SCOTTS COMPANY               COM      8101861065       3817       103333 SH           SOLE                 103333
SEI INVESTMENTS              COM      784117103       67690       604376 SH           SOLE                 604376
SEI INVESTMENTS              COM      784117103      482385      4307007 SH           OTHER         01    4307007
STATE STREET CORPORATION     COM      8574771031        746         6005 SH           SOLE                   6005
UNITED RENTALS, INC.         COM      9113631090       4811       357990 SH           SOLE                 357990
UNITED RENTALS, INC.         COM      9113631090      29472      2193200 SH           OTHER         01    2193200
WALT DISNEY COMPANY          COM      2546871060        304        10497 SH           SOLE                  10497
WHOLE FOOD MARKET, INC.      COM      9668371068       7173       117350 SH           SOLE                 117350
WHOLE FOOD MARKET, INC.      COM      9668371068      63723      1042500 SH           OTHER         01    1042500
WORLD ACCEPTANCE CORP.       COM      981419104         554       100800 SH           SOLE                 100800
WORLD ACCEPTANCE CORP.       COM      981419104       10635      1933600 SH           OTHER         01    1933600